Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Bird Rides [Member]
Income Taxes
Note 6 – Income Taxes
The Company computes its quarterly income tax provision and resulting effective tax rate by using a forecasted annual effective tax rate and adjusting for any discrete items arising during the quarter. The Company’s effective tax rate was 0.36% and (0.03)% for the three months ended March 31, 2022 and 2021, respectively.
The effective tax rate differs from the U.S. statutory tax rate primarily due to a valuation allowance against our U.S. deferred tax assets and majority of foreign deferred tax assets. We expect to maintain this valuation allowance until it becomes more likely than not that the benefit of our deferred tax assets will be realized by way of expected future taxable income.

Note 8 — Income Taxes
The U.S. and foreign components of loss before provision for income taxes for the years ended December 31, 2021 and 2020 are as follows (in thousands):

	December 31,
	2021	2020
U.S.	$(189,706)	$(105,235)
Foreign	(6,418)	(102,931)

Loss before income taxes	$(196,124)	$(208,166)

The components of the provision for income taxes for the years ended December 31, 2021 and 2020 are as follows (in thousands):

	December 31,
	2021	2020
Current
Federal	$—	$—
State	31	38
Foreign	178	26

Total current tax expense	$209	$64

Deferred
Federal	$—	$—
State	—	—
Foreign	—	—
Total deferred tax expense	—	—

Total provision for income taxes	$209	$64

The following is a reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2021 and 2020:

	December 31,
	2021	2020
Federal statutory income tax rate	21.0%	21.0%
Mark-to-market adjustments of Earnout and Earn Back Shares	5.5%	0.0%
Executive compensation	(4.7)%	0.0%
Valuation allowance	(22.8)%	(22.9)%
Other	1.0%	1.9%

Effective income tax rate	(0.1)%	0.0%

The effective tax rate is different than the U.S. statutory federal tax rate primarily due to foreign and state taxes, transaction costs, mark-to-market
adjustments, and changes in the Company’s full valuation allowance.
Deferred income taxes for the years ended December 31, 2021 and 2020 consist of the following (in thousands):

	December 31,
	2021	2020
Deferred tax assets
Net operating losses	$279,695	$240,128
Other	22,994	8,986

Total deferred tax assets	$302,689	$249,114

Deferred tax liabilities
Property and equipment, net	$(7,780)	$(2,903)
Other	(759)	(578)

Total deferred tax liabilities	$(8,539)	$(3,481)
Less: Valuation allowance	(294,150)	(245,633)

Net deferred tax assets	$—	$—

As of December 31, 2021, the Company had a full valuation allowance against its U.S. deferred tax assets and foreign deferred tax assets. The Company analyzed all sources of available income and determined there is not sufficient evidence to support the realizability of its deferred tax assets. The Company does not believe it is more likely than not to realize the benefits of the deferred assets. As of December 31, 2021, the Company had a valuation allowance of $214.5 million against its U.S. deferred tax assets and a valuation allowance of $79.6 million against its foreign deferred tax assets. The Company will continue to assess the realizability of its deferred tax assets in future reporting periods and reduce the valuation allowance at such time as management believes it is more likely than not that the deferred tax assets will be realized.
As of December 31, 2021, the Company had U.S. federal net operating loss carryforwards of approximately $1.9 million, which expire if unused in 2037, and approximately $813.1 million with an indefinite carryforward period. As of December 31, 2021, the Company had U.S. state net operating loss carryforwards of approximately $524.9 million, which begin to expire in 2037. As of December 31, 2021, the Company has foreign net operating loss carryforwards of approximately $294.3 million in various jurisdictions with various expirations.
As of December 31, 2021, the Company has U.S. federal research tax credit carryforwards of approximately $6.3 million, which begin to expire if unused in 2037. As of December 31, 2021, the Company has California research tax credit carryforwards of approximately $7.1 million, which do not expire.
Utilization of the net operating loss and research and development carryforwards are subject to an annual limitation due to ownership change limitations provided by Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), as well as similar state and foreign provisions. In general, an “ownership change,” as defined by Section 382 of the Code, results from a transaction or series of transactions over a three-year
period resulting in an ownership change of more than
 50
percentage points of the outstanding stock of a company by certain stockholders or public groups. Any limitation may result in expiration of all or a portion of the net operating loss carryforwards before utilization. Since the Company’s initial public offering, ownership changes have occurred that have triggered annual limitation. However, we do not expect any limitations to result in losses expiring unutilized.
The Company and its subsidiaries file tax returns in the United States (federal and state) and various foreign jurisdictions. All tax periods for all jurisdictions since the Company’s inception in 2018 through 2020 are currently subject to income tax examination.

The following table reflects changes in gross unrecognized tax benefits for the years ended December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Unrecognized tax benefits at beginning of year	$13,993	$10,743
Gross increases—current year positions	4,842	3,250
Gross decreases—prior year positions	(6,377)	—

Unrecognized tax benefits at end of year	$12,458	$13,993

As of December 31, 2021, none of the Company’s unrecognized tax benefits, if recognized, would impact the effective tax rate. The Company does not expect any material changes to its unrecognized tax benefits within the next 12 months.
The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expect future tax consequences of events that have been recognized in the Company’s consolidated financial statements. In estimating future tax consequences, generally all expected future tax events other than enactments or changes in the tax law rates are considered.
The Company recognizes the tax benefit from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the tax authorities based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to income tax matters in income tax expense if incurred. As of December 31, 2021 and 2020, there were no accrued interest or penalties recorded in the financial statements.
As of December 31, 2021, the open tax years for the Company’s major tax jurisdictions are as follows:

Jurisdiction	Tax Years
U.S. Federal	2017-2020
U.S. State	2017-2020
Netherlands	2019-2020
In response to the Coronavirus pandemic, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was signed into law in March 2020. The CARES Act, among other things, includes provisions related to refundable payroll tax credits, deferment of employer side social security payments, net operating loss utilization and carryback periods, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property. Under the CARES Act, the Company deferred
$1.8
million in payroll taxes for the period ended December 31, 2020. During 2021, the Company repaid
 $0.9
million of the total amount deferred with the remaining balance due at the end of 2022. The Company continues to examine the elements of the CARES Act and the impact it may have on its financial position, results of operations and cash flows.